Related Parties	12 Months Ended
Jan. 31, 2021
Disclosure of transactions between related parties [abstract]
Related Parties
37	Related Parties

(a)	Loans (to)/from related parties

	Opening balance NZ$000s	Closing balance NZ$000s
Loans to related parties
Whitespace Atelier Limited - 31 January 2021	-	-
Whitespace Atelier Limited - 31 January 2020	282	-
Loans from related parties
SBL Holdings - 31 January 2021	-	-
SBL Holdings - 31 January 2020	(1449)	-
EJ Watson – 31 January 2021	-	-
EJ Watson – 31 January 2020	(2,289)	-

(b)	Transactions with related parties

In the prior year, a financial liability relating to a shareholder loan created on the acquisition of FOH Online Corp Inc. was derecognised as the current acquisition accounting results in a debt free balance with the shareholder. This adjustment is reflected in the 31 January 2020 accounts in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for the accrued and capitalised interest. This has resulted in a reduction to the carrying value of the acquired intangible asset with a write back to the profit and loss account for accrued and capitalised interest. Further information can be found in note 19.

In the prior year, the loan payable to SBL Holdings Limited was extinguished through the issuance of shares in the Company.

In the prior year, the Group received tax services from Rothsay Chartered Accountants, an accountancy firm, in which a director of the company held a senior position. The Group received services to the value of $32,503.

During the current year, the Group procured goods for resale from The Way Store Pty Ltd, a company registered in Australia, which is related through common directorship. The Group purchased $0.5m worth of inventory.